Fair Value (Details 3) (Scottish Enterprise Agreement)	1 Months Ended
	Jun. 30, 2009 tranche	Sep. 30, 2012 USD ($)	Sep. 30, 2012 GBP (£)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 GBP (£)	Jan. 06, 2010 USD ($)	Jan. 06, 2010 GBP (£)	Dec. 31, 2009 USD ($)	Jul. 02, 2009 USD ($)	Jul. 02, 2009 GBP (£)	Jul. 01, 2009 USD ($)	Jul. 01, 2009 GBP (£)	Jun. 22, 2009 USD ($)	Jun. 22, 2009 GBP (£)
Scottish Enterprise Agreement
Maximum guaranteed amount potentially due to SE		$ 6,500,000	£ 4,000,000	$ 6,200,000	£ 4,000,000			$ 8,000,000						£ 5,000,000
Modified payment for which parties agreed													1,700,000	1,000,000
Number of tranches in which modified payment will be paid	2
Amount paid					4,000,000	800,000	500,000		800,000	500,000	800,000	500,000
Potential amount to be paid if staffing levels reduced below the prescribed levels		6,200,000	3,800,000	5,900,000	3,800,000
Share price (in dollars per share)				$ 4.13
Fair value of the liability		$ 20,000		$ 20,000